Label	Element	Value
DoubleLine Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary DoubleLine Floating Rate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, including when purchasing Class I shares through a broker or other financial intermediary acting as an agent on your behalf. Such commissions and other fees, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	”Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including ETFs and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in floating rate loans and other floating rate investments. Floating rate loans are typically debt obligations with interest rates that adjust or “float” periodically, often on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. Certain floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock and other debt instruments) in the event of bankruptcy (“Senior Loans”). Other floating rate loans may be unsecured obligations of the borrower. A floating rate loan may be structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Such floating rate loans may be acquired through the agent or from the borrower, as an assignment from another lender who holds a direct interest in the floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan. Floating rate investments include, without limitation, bank loans, including assignments and participations; floating rate debt securities; inflation-indexed securities; certain mortgage- and asset-backed securities, and CDOs, including CLOs and CMOs, backed by floating rate instruments or structured as floating rate investments and having, in the judgment of the Adviser, characteristics similar to those of other floating rate investments; adjustable rate mortgages; floaters; inverse floaters; money market securities of all types; repurchase agreements; shares of money market and short-term bond funds; and floating rate loans of any kind (including, among others, subordinated loans, debtor-in-possession loans, exit facilities, delayed funding loans and revolving credit facilities). The Fund normally will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in floating rate loans and other floating rate investments. For purposes of this policy, any security or instrument will be considered a floating rate investment if it has a maturity of six months or less even if it pays a rate of interest rate that does not reset or adjust prior to maturity. The Fund’s investments in derivatives and other synthetic instruments that provide exposure comparable, in the judgment of the Adviser, to floating rate investments will be counted toward satisfaction of this 80% policy as well. The Fund may invest in securities or instruments of any credit quality. The Fund expects that many or all of the Fund’s investments will be rated below investment grade or unrated but of comparable credit quality. Corporate bonds and other fixed income instruments, including certain floating rate investments, rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk securities, commonly known as “junk bonds”. The Fund may invest in securities of stressed, distressed, and defaulted issuers (including issuers involved in bankruptcy proceedings, reorganizations, financial restructurings, or otherwise experiencing financial hardship). Such investments entail high risk and have speculative characteristics. Subject to the Fund’s policy to invest at least 80% of its net assets in floating rate loans and other floating rate investments, the Fund may invest any portion of its assets in bonds, debentures, notes and other debt instruments, preferred securities, money market securities, investment-grade debt securities, repurchase agreements, and any security or instrument bearing a fixed, floating or adjustable rate of interest, including by investing in other investment companies, ETFs, and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser or its related parties. The amount of the Fund’s investment in certain investment companies may be limited by law or by tax considerations. The Fund may invest in obligations of corporate and governmental issuers of any maturity. The Fund may invest in foreign investments, including obligations of issuers in emerging markets, without limit. The Fund’s investments in loans may include loans issued in an offering that has been oversubscribed. The Fund may be able to sell such investments at a gain shortly after those investments are made. If the Fund seeks to take advantage of such opportunities, it may lead to higher levels of portfolio turnover, increased transaction costs and greater amounts of taxable distributions to shareholders. There can be no assurance that the Adviser will be able to identify such opportunities successfully or sell any investments at a gain. The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Fund may enter into derivatives transactions and other instruments of any kind for duration management purposes, hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund also may use derivatives transactions with the purpose or effect of creating investment leverage. The Fund’s portfolio managers may consider a wide variety of factors in purchasing and selling investments for the Fund, including, without limitation, liquidity of the investment, fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer’s management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer. The Fund also may consider available credit ratings. Although the Fund’s portfolio managers may review credit ratings in making investment decisions, they typically perform their own investment analysis and generally do not rely upon the independent credit rating agencies in making investment decisions. Proceeds from the sale of a loan may not be available to the Fund for a substantial period of time after the sale. As a result, it is possible that, during a period of substantial shareholder redemptions, proceeds from sales of loans by the Fund will not be available to the Fund on a timely basis for payment to redeeming shareholders. The Fund might as a result incur significant borrowing or other expenses, be forced to sell other securities with shorter settlement periods at unfavorable times or prices, or be forced to delay payment of redemption proceeds beyond the customary period. Portfolio securities may be sold at any time. By way of example, the Fund’s portfolio managers may sell a Fund investment in order to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the investment no longer represents a relatively attractive investment opportunity, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual investment has reached the portfolio managers’ sell target.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. The Fund’s principal risks are listed below in alphabetical order, not in order of importance. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund. The principal risks affecting the Fund that can cause a decline in value are: • active management risk: the risk that the Fund will fail to meet its investment objective and that the Fund’s investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities. • asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security. • collateralized debt obligations risk: the risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. Normally, collateralized bond obligations (“CBOs”), CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. • confidential information access risk: the risk that the intentional or unintentional receipt of material, non-public information (“Confidential Information”) by the Adviser could limit the Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities on behalf of the Fund, potentially for a substantial period of time. Also, certain issuers of floating rate loans or other investments may not have any publicly traded securities (“Private Issuers”) and may offer private information pursuant to confidentiality agreements or similar arrangements. The Adviser may access such private information, while recognizing that the receipt of that information could potentially limit the Fund’s ability to trade in certain securities, including if the Private Issuer later issues publicly traded securities. In addition, in circumstances when the Adviser declines to receive Confidential Information from issuers of floating rate loans or other investments, the Fund may be disadvantaged in comparison to other investors, including with respect to evaluating the issuer and the price the Fund would pay or receive when it buys or sells those investments, and the Fund may not take advantage of investment opportunities that it otherwise might have if it had received such Confidential Information. In managing the Fund, the Adviser may seek to avoid the receipt of Confidential Information about the issuers of floating rate loans or other investments being considered for acquisition by the Fund or held in the Fund’s portfolio if the receipt of the Confidential Information would restrict one or more of the Adviser’s clients, including, potentially, the Fund, from trading in securities they hold or in which they may invest. • counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments, such as repurchase and reverse repurchase agreements, entered into by the Fund; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty becomes bankrupt, the Fund may experience significant delays in obtaining any recovery under the derivative contract or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. Subject to certain U.S. federal income tax limitations, the Fund is not subject to any limit with respect to the number or the value of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk. • debt securities risks: ¡ credit risk: the risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (commonly known as “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets. ¡ extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. ¡ interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. In recent years, the U.S. has experienced historically low interest rates, increasing the exposure of bond investors to the risks associated with rising interest rates. ¡ prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund. ¡ LIBOR risk: the London Interbank Offered Rate (“LIBOR”) is the offered rate for wholesale, unsecured funding available to major international banks. The terms of many investments, financings or other transactions to which the Fund may be a party have been historically tied to LIBOR. LIBOR may also be a significant factor in determining payment obligations under a derivative investment and may be used in other ways that affect the Fund’s investment performance. Plans are underway to phase out the use of LIBOR. The transition from LIBOR and the terms of any replacement rate(s) may adversely affect transactions that use LIBOR as a reference rate, financial institutions that engage in such transactions, and the financial markets generally. As such, the transition away from LIBOR may adversely affect the Fund’s performance. • defaulted securities risk: the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics. • derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The FCA has announced a desire to phase out the use of LIBOR, with a majority of the U.S. dollar LIBOR publications being phased out on June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. Please see “Debt Securities Risks – LIBOR Risk” above for more information. • emerging market country risk: the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments. • financial services risk: the risk that an investment in issuers in the financial services sector or transactions with one or more counterparties in the financial services sector may be adversely affected by, among other things: (i) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non-diversified or concentrated loan portfolios; (v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; and (viii) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies. • focused investment risk: the risk that a fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to a fund that invests in a more diverse investment portfolio, more susceptible to any single economic, market, political, regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times. • foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies. • foreign investing risk: the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement. • high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as “junk bonds,” have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity. • inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks. • investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of its shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses. To the extent the Adviser determines to invest Fund assets in other investment companies, the Adviser will have an incentive to invest in other DoubleLine funds over investment companies sponsored or managed by others and to maintain such investments once made due to its own financial interest in those products and other business considerations. • large shareholder risk: the risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders. • leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the value of the Fund’s portfolio, and the risk of loss in excess of invested capital. • liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. During periods of substantial market disruption, a large portion of the Fund’s assets could potentially experience significant levels of illiquidity. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment. • loan risk: the risk that (i) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan and the relevant borrower(s); (vi) the use of a particular interest rate benchmark, such as LIBOR, may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that may be found in loan agreements, the borrower may default in payment of the loan; (ix) if the Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x) the loan is unsecured; (xi) there is a limited secondary market; (xii) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xiii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. • market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of a Fund’s investments may become highly illiquid. In such an event, the Fund may find it difficult to sell loans it holds, and, for loans it is able to sell in such circumstances, the trade settlement period may be longer than anticipated. These risks may be heightened for fixed income securities due to the current low interest rate environment. • mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. The Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer’s securities. • portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently. • preferred securities risk: the risk that: (i) the terms of certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities. • securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors. • structured products and structured notes risk: the risk that an investment in a structured product, which includes, among other things, collateralized debt obligations (“CDOs”), mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“reference measure”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the reference measure, are subject to counterparty risk and typically do not have direct rights against the reference measure. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws and may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity, reducing the Fund’s income and the value of the investment. At a particular point in time, the Fund may be unable to find qualified buyers for these securities. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. • U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities. • valuation risk: the risk that the Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s net asset value (“NAV”). The valuation of the Fund’s investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests. Please see “Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks” for a more detailed description of the principal risks of investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Absent any applicable fee waivers and/or expense limitations (which have applied to the Fund since inception), performance would have been lower. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-DLine11 (877-354-6311)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.doublelinefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown above, the highest and lowest quarterly returns earned by the Fund’s Class I shares were:Highest:7.88%Quarter ended 6/30/2020Lowest:(10.91)%Quarter ended 3/31/2020The year-to-date total return for the Fund’s Class I shares as of June 30, 2021 was 2.64%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020) Floating Rate Fund
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class I shares only. After-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. After-tax returns are for Class I shares only. After-tax returns for other classes may vary. The S&P/LSTA Leveraged Loan Index is a capitalization-weighted syndicated loan index based upon market weightings, spreads and interest payments. It is not possible to invest directly in an index.
DoubleLine Floating Rate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Fee for Redemption by Wire	rr_RedemptionFee	$ 15
Exchange Fee	rr_ExchangeFee	none
Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	$ 75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	$ 906
2014	rr_AnnualReturn2014	1.56%
2015	rr_AnnualReturn2015	1.60%
2016	rr_AnnualReturn2016	5.29%
2017	rr_AnnualReturn2017	3.71%
2018	rr_AnnualReturn2018	0.05%
2019	rr_AnnualReturn2019	6.74%
2020	rr_AnnualReturn2020	2.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.91%)
One Year	rr_AverageAnnualReturnYear01	2.74%
Five Years	rr_AverageAnnualReturnYear05	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013
DoubleLine Floating Rate Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Fee for Redemption by Wire	rr_RedemptionFee	$ 15
Exchange Fee	rr_ExchangeFee	none
Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	$ 1,213
One Year	rr_AverageAnnualReturnYear01	2.45%
Five Years	rr_AverageAnnualReturnYear05	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013
DoubleLine Floating Rate Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.01%
Five Years	rr_AverageAnnualReturnYear05	1.85%
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013
DoubleLine Floating Rate Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.57%
Five Years	rr_AverageAnnualReturnYear05	2.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013
DoubleLine Floating Rate Fund | S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.12%
Five Years	rr_AverageAnnualReturnYear05	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013

[1]	”Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including ETFs and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.